PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,174,515
Depreciation (note 20)	111,132	$ 101,161
Balance, end of period	1,173,240	1,174,515
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	129,569
Balance, end of period	128,908	129,569
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	318,161
Balance, end of period	364,366	318,161
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	507,874
Balance, end of period	588,138	507,874
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	33,660
Balance, end of period	34,114	33,660
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	185,251
Balance, end of period	57,714	185,251
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,402,494	2,275,963
Additions	142,489	195,693
Transfers	0	0
Disposals	(94,404)	(69,162)
Balance, end of period	2,450,579	2,402,494
Disposals	94,404	69,162
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	129,569	130,940
Additions	238	2,910
Transfers	0	0
Disposals	(899)	(4,281)
Balance, end of period	128,908	129,569
Disposals	899	4,281
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	601,486	591,302
Additions	24,652	28,661
Transfers	73,707	11,024
Disposals	(49,319)	(29,501)
Balance, end of period	650,526	601,486
Disposals	49,319	29,501
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,313,960	1,205,601
Additions	55,770	31,337
Transfers	103,684	97,684
Disposals	(35,091)	(20,662)
Balance, end of period	1,438,323	1,313,960
Disposals	35,091	20,662
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	172,228	175,366
Additions	8,065	6,659
Transfers	3,910	4,921
Disposals	(9,095)	(14,718)
Balance, end of period	175,108	172,228
Disposals	9,095	14,718
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	185,251	172,754
Additions	53,764	126,126
Transfers	(181,301)	(113,629)
Disposals	0	0
Balance, end of period	57,714	185,251
Disposals	0	0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,227,979)	(1,160,794)
Depreciation (note 20)	111,132	101,161
Disposals	61,772	33,976
Balance, end of period	(1,277,339)	(1,227,979)
Disposals	(61,772)	(33,976)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 20)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(283,325)	(263,383)
Depreciation (note 20)	26,620	23,493
Disposals	23,785	3,551
Balance, end of period	(286,160)	(283,325)
Disposals	(23,785)	(3,551)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(806,086)	(756,317)
Depreciation (note 20)	72,996	66,694
Disposals	28,897	16,925
Balance, end of period	(850,185)	(806,086)
Disposals	(28,897)	(16,925)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(138,568)	(141,094)
Depreciation (note 20)	11,516	10,974
Disposals	9,090	13,500
Balance, end of period	(140,994)	(138,568)
Disposals	(9,090)	(13,500)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 20)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	$ 0	$ 0